Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

Note 7:-	Fair value measurement

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Group's financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2018 and 2019:

	Fair value measurements
	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 5)	-	1,112	-	$1,112
Corporate bonds at fair value through other comprehensive income (Note 5)	-	5,488	-	5,488
Dividend preference derivative in TSG (1)	-	-	1,539	1,539
	-	6,600	1,539	$8,139

Liabilities:
Foreign currency derivative contracts	-	67	-	67
Contingent consideration	-	-	13,979	13,979
	-	67	13,979	$14,046

	Fair value measurements
	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 5)	-	1,156	-	$1,156
Corporate bonds at fair value through other comprehensive income (Note 5)	-	8,757	-	8,757
Receivables in respect of an embedded derivative transaction	-	-	354	354
Dividend preference derivative in TSG (1)	-	-	2,733	2,733
	$-	$9,913	$3,087	$13,000
Liabilities:
Foreign currency derivative contracts	-	47	-	47
Contingent consideration	-	-	7,047	7,047
	-	47	7,047	$7,094

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.